Deposits (Scheduled Contractual Maturities of Time Deposits, Certificates of Deposit and Mutual Installment Deposits) (Details) (KRW) In Millions	Dec. 31, 2010
Deposits
2011	114,580,577
2012	2,859,450
2013	2,924,004
2014	414,731
2015	533,389
Thereafter	614,478
Total	121,926,629